Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Company's Commitments

The Company’s commitments as of December 31, 2018 were as follows:

In millions of U.S. dollars	Total	2019	2020	2021	2022	2023	Thereafter
Operating leases	214	56	44	29	19	14	52
Purchase obligations	1,323	989	146	101	87	—	—
of which:
Equipment purchase	628	628	—	—	—	—	—
Foundry purchase	525	234	114	90	87	—	—
Software, design, technologies and licenses	170	127	32	11	—	—	—
Other obligations	563	263	120	68	47	31	34

Total	2,100	1,308	310	198	153	45	86